CENTURION COUNSEL MARKET NEUTRAL FUND
                      Portfolio Review
                   as of June 30, 2001


       Fund Highlights                 Top Ten Holdings-Long Positions

              12/31/00     06/30/01    Octel                         2.1%
                                       3 Com                         1.9%
Net Assets:  $1,533,421   $1,737,556   Dow Jones Index, Dec 02,116 P 1.9%
                                       Novartis                      1.7%
NAV Per Share:                         Intel Corp                    1.7%
   Class A:       $4.03     $4.11      Citrix Systems                1.6%
   Class B:       $3.96     $4.04      Peregrine Systems             1.5%
   Class C:       $3.96     $4.04      Titan Corp                    1.5%
   Class D:       $4.10     $4.19      Dow Jones Index, Dec 01,104 P 1.5%
                                       Siebel Systems                1.2%
Shares
Outstanding:     382,606    423,698    Top Holdings - Short Positions

         Top Ten Sectors               Speechworks                   6.7%
                                       Interwoven                    6.5%
US Governmental Bonds      30.3%       Delia's Inc.                  6.2%
Industrial Products         5.0%       Cygnus                        4.2%
Health                      4.4%       Restoration Hardware          4.1%
Indexes                     2.7%       Best Buy                      3.2%
Industrial Services         1.5%       Emulex                        2.6%
Consumer Services           1.4%       Cardinal Health               2.4%
Real Estate                 1.4%       Saba Software                 1.6%
Natural Resources           0.3%       Capital One                   1.4%
Consumer Products          -6.9%
Technolog                 -10.4%


                            TOTAL RETURN
                      Through June 30, 2001
                (Since new management and investment
                 objectives - Janaury 1995)

                   Six     Last    Since    Date of
                  Months  Twelve  Change or   First
                          Months  First Sale  Sale

Class A: (1)      1.99%   10.48%     4.05%    01/07/97
Class B:          2.02%   10.68%     2.77%    01/07/97
Class C:          2.02%   10.68%     2.77%    12/31/94
Class D:          2.20%   11.73%     4.61%    12/06/96

(1)  Does not include commission load of 4.75% when purchased


TOTAL RETURN
Through June 30, 2001
(Since inception - January 1982)


             Six      Last
            Months   Twelve Five  Ten   Since
                     Months Years Years Inception
                                    (1)   (1)
Class A: (1) 1.99%    10.48%   *     *      4.05%
Class B:     2.02%    10.68%   *     *      4.16%
Class C:     2.02%    10.68% 2.18%  1.79%   4.56%
Class D:     2.20%    11.73%   *     *      4.61%


* Shares of this Class not available for the total period
(1) Does not include commission loan of 4.75% when purchased


Past performance is not a guarantee of future results. Total return assumes reinvestment of dividends and capital distributions. Investment return and principle value will flucuate so that, when redeemed, an investor's share may be worth more or less than when purchased.

             CENTURION COUNSEL MARKET NEUTRAL FUND
            365 S. Rancho Santa Fe Road, 3rd Floor
                    San Marcos, CA 92069


                       2001 Semi-Annual Report


Dear Shareholder:

After receiving the prestigious Lipper #1 Performance Ranking out of 247 fund in the Flexible Portfolio Classification in 2000, the Centurion Market Neutral Fund has continued to perform well during the first six months of 2001 as shown by the tables on the preceding page. During this period the major Market Indexes (DOW, NASDAQ and S&P, Russell 1000 Growth, and Rushell MidCap, ect.) showed a total return loss. This period was also extremely volatile for equity and fixed-income markets as disappointing corporate earnings and the economic transition shook investor confidence. During these challenging market conditions, U.S. Government Bonds, the Health Sector, and Real Estate (REIT's), have provided nice returns for your Fund on the long side, while on the short side we continue to take advantage of the prolific "pump and dump" market.

Wall Street continues with its indigestion of corporate earnings while pondering the ongoing stream of news announcements of lowered expections, lay-offs and restructuring that seem to dominate investor conscience. Investors are becoming antsy while looking for the proverbial bottom and the start of the "next" bull-run. The blind faith investors followed only eighteen months ago, has turned into cynicism and bewilderment as some unhappy investors continue to lose money in the market. Those investors have failed to realize it was their investment plan that failed them, not the market. The greed that became addictive from the unprecedented technology run and their lack of diversification caused their demise. The past year's volatility reminds us that diversification is one of the keys to successful long-term investing. Proper asset allocation plan, particularly those that included a market-neutral strategy as part of the allocation mix, have faired much better during the past eighteen months.

There has been a rash of articles written recently espousing the merits of asset allocation and market neutral investing. While it's nice to have our day in the sun, the authors have seemingly missed one very important point: market-neutral investing isn't just a tonic for bear markets. While the market-neutral approach to investing is not a panacea, if used as a part of an overall asset allocation plan, it can increase your risk-adjusted returns in both up and down markets.

We sincerely appreciate the confidence you have placed in us as a shareholder in the Centurion Market Neutral Fund. We look forward to helping you meet your investment meeds.


In case you haven't followed the price of the Fund available at our website
(www.centurioncounsel.com/products_funds.html)
the prices as of August 29, 2001 was Class A $4.48,
Class B $4.41, Class C $4.41, and Class D $4.57.

CENTURION COUNSEL MARKET NEUTRAL FUND, INC.




Jack K. Heilbron
Chief Investment Officer


TABLE OF CONTENTS

FINANCIAL STATEMENTS:


    Statement of Assets and Liabilities

    Schedule of Investment Securities

    Covered Call Options Written

    Securities Sold Short

    Statement of Operations

    Statement of Changes in Net Assets

    Notes to Financial Statements



      CENTURION COUNSEL MARKET NEUTRAL
  STATEMENT OF ASSETS AND LIABILITIES
               June 30, 2001


ASSETS

Investment in Securities, at value             $1,359,502
(identified cost $1,329,541

Cash and Deposits                                  102,276
Receivables:
 Dividends                                             141
 Interest                                               77
 Investment securities sold                        113,958
 Margin Deposit for Securities Sold Short        1,047,340
                                                __________
   TOTAL ASSETS                                  2,623,294

LIABILITIES

Covered Call Options Written, at fair value,
(premiums received $)                               46,860
Securities Sold Short, at market value,
(sales proceeds received $293,977)                 752,193
Payables:
 Accounts payable                                   11,236
 Investment securities purchased                    75,449
 Fund shares redeemed                                    0
                                                __________

   TOTAL LIABILITIES                            $  885,738


NET ASSETS                                      $1,737,556
                                                ==========

Class A:
Net asset value and offering price per share
($10,501 divided by 2,554 shares outstanding)       $ 4.11
Class B:
Net asset value and offering price per share
($89,611 divided by 22,181 shares outstanding)      $ 4.04
Class C:
Net asset value and offering price per share
($991,742 divided by 244,953 shares outstanding)    $ 4.04
Class D:
Net asset value and offering price per share
($645,702 divided by 154,010 shares outstanding)    $ 4.19


The accompanying notes are an integral part of the financial statements




            CENTURION COUNSEL MARKET NEUTRAL FUND
               SCHEDULE OF INVESTMENT SECURITIES
                        June 30, 2001


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector

                    COMMON STOCK              36.9%

       AUTOMOTIVE                              1.0%
200    Cummins Engines              (b)               $   7,848
350    O'Reilly Automotive                                9,888
                                                                    17,736

       CONSUMER PRODUCTES                       1.4%
1,100  Sherwin Williams             (b)               $  24,266
1,000  TLC BEATRICE (TLC)                                   -
                                                                   24,266

       CONSUMER SERVICES                       2.1%
1,000  Cendant                                        $  19,920
1,000  Nextel                                            16,970
                                                                   36,890

       HEALTH                                  9.6%
1,000  Affymetric                   (a)               $  21,950
300    Amgen                                             18,450
300    Baxter International         (b)                  14,985
4,000  Equidyne                                           7,040
150    Guidant                                            5,447
700    KV PHARACEUTICALS B                               22,155
250    Medtronic                     (b)                 11,610
800    Novartis                      (b)                 28,560
200    Quest Diagnostic                                  14,802
500    Symantec                      (a)                 21,481
                                                                  166,480

       HOTEL                                   0.7%
250    Marriott                      (b)              $  11,968
                                                                   11,968

       INDUSTRIAL PRODUCTS                      4.5%
400    Delta Pine & Land             (b)              $   7,700
2,140  Octel Corp                                        35,738
3,800  Southern Energy Homes                              9,082
1,200  Titan                                             26,280
                                                                   78,800

       NATURAL RESOURCES                        0.5%
3,000  Abraxas Petroleum                              $   9,210
                                                                    9,210

       REAL ESTATE INVESTMENT TRUST             4.4%
800    Entertainment Properties Trust                  $  14,528
300    Gables Residential                                  8,925
                                                                   23,453

       RETAIL                                   2.1%
3,000  Buy.com                                         $     900
400    Gap Stores                    (b)                  11,720
6,400  Homebase                                           24,000
                                                                   36,250

       TECHNOLOGY                              13.6%
1000   Cisco Systems                  (a)              $  18,871
800    Citrix Systems                                     27,256
1000   Intel                          (b)                 29,530
900    Peregrine Systems                                  26,694
290    Qualcomm                                           17,166
1000   Siebel Systems                 (a)                 48,400
5000   Stamps.com                                         17,500
1000   Sun Micro Systems              (a)                 15,830
7000   3Com                           (a)                 34,790
                                                                  236,937
                                                                 ________

       TOTAL COMMON STOCKS (COST $676,812)                        641,459


       PREFERRED STOCK                          2.26%

       Natural Resources                        2.26%
5,000  Beta Oil & Gas                                  $39,250
                                                                   39,250
       TOTAL PREFERRED STOCK (COST $39,250)


       OPTIONS AND WARRANTS                    8.9%


       HEALTH                                  2.2%
1000   Johnson&Johnson Jan (02) 42.5 Calls            $   19,200
400    Eli Lilly Jan (02) 60 Calls                         6,760
1000   Pfizer Jan (02) 30 Calls            (a)            11,800
                                                                   37,760

       INDEXES                                 3.6%
5900   Dow Jones Index Dec(01) 104 Puts    (a)        $  25,960
2500   Dow Jones Index Dec(02) 116 Puts    (a)           33,000
2000   NASDAQ 100 Jan (02) 60 Calls                       3,100
                                                                   62,060

       INDUSTRIAL PRODUCTS                     1.4%
1000   United Tech Jan (02) 50 Calls                  $  23,600
                                                                   23,600

       TECHNOLOGY                              1.8%
1000   Cisco Jan (01) 10 Puts                         $     400
400    Cisco Jan (02) 50 Calls                               40
1000   Intel JAN (03) 35 Puts                             8,800
200    Qualcomm Jan (02) 105 Puts                         9,620
1000   Seibel Jan (03) 20 Puts                            2,400
1000   Sun Micro Systems Jan (02) 15 Puts                 2,450
500    Symantec Oct 55 Calls                              7,200
                                                                   30,910
                                                                 ________
       TOTAL OPTIONS AND WARRANTS (COST $309,764)                 154,330

       FIXED INCOME                           30.2%

       MORTGAGE-BACKED SECURITIES              2.0%
12     FNMA, 6.5%, due 12/25/23                      $  11,463
16     FNMA, 6.75%, due 6/25/21                         15,888
                                                                   27,350

       U.S. GOVERNMENT OBLIGATIONS            19.4%
100    US Treasury Bill, due 8/02/01                 $   99,662
100    US Treasury Bill, due 8/23/01                     99,501
100    US Treasury Bill, due 9/06/01                     99,368
100    US Treasury Bill, due 9/13/01                     99,317
100    US Treasury Bill, due 9/20/01                     99,261
                                                                  497,110
                                                                _________

       TOTAL FIXED INCOME (COST $522,166)                         524,460



       TOTAL INVESTMENT IN SECURITIES       78.2%              $1,359,499

       COVERED CALL OPTION SECURITIES       -2.7%                 (46,860)

       SECURITIES SOLD SHORT               -43.3%                (752,193)

       NET INVESTMENT IN SECURITIES         32.3%                 521,195

       CASH                                  5.9%                 141,526

       MARGIN DEPOSIT ON SECURITIES SOLD
       SHORT                                60.3%                1,047,340

       OTHER ASSETS LESS LIABILITES          1.6%                  27,495

              NET ASSETS                   100.0%              $1,737,556


(a)  Call options have been written against this position.
(b)  Income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $106,400 and gross unrealized losses of $502,837.





            CENTURION COUNSEL MARKET NEUTRAL FUND
                    COVERED OPTIONS WRITTEN
                        June 30, 2001


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector

         CONSUMER SERVICES                 -0.1%
(1000)   Nextel Jul 15 Calls                         $  (1,650)
                                                                 (1,650)

         FINANCIAL                          0.0%
(400)    Capital One Jul 60 Puts                     $    (860)
                                                                   (860)

         HEALTH                             0.0%
(1000)   Affymetric Jul 30 Calls                     $    (150)
(1000)   Pfizer Jul 42.5 Calls                             (50)
(500)    Symantec Oct 75 Calls                            (125)
                                                                   (325)

         INDEXES                           -0.9%
(5900)  Dow Jones Index Jul 104 Puts                 $   (7,375)
(2500)  Dow Jones Index Aug 106 Puts                     (7,750)
                                                                 (15,125)

         TECHNOLOGY                        -1.7%
(1000)   Cirrus Logic Jul 22.5 Calls                 $   (3,150)
(1000)   Cisco Jan (02) 30 Calls                           (750)
(800)    Citrix Systems Sep 40 Calls                     (1,800)
(1000)   Intel Jan (03) 70 Calls                           (600)
(1000)   Seibel Systems Jul 45 Calls                     (5,200)
(1000)   Seibel Systems Jan (03) 40 Calls               (15,700)
(500)    Speechworks Jul 10 Puts                            (50)
(1000)   Sun Micro Systems Jan (02) 30 Calls               (250)
(3000)   3Com Oct 7.5 Calls                                (600)
(4000)   3Com Jan (02) 10 Calls                            (800)
                                                                (28,900)

         TOTAL                             -2.6%              $ (46,860)




            CENTURION COUNSEL MARKET NEUTRAL FUND
                      SECURITIES SOLD SHORT
                       June 30, 2001


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector

         HEALTH                              -6.5%
(600)    Cardinal Health                            $  (41,310)
(7050)   Cygus                                         (71,910)
                                                               (113,220)

         FINANCIAL                           -1.4%
(400)    Capital One                                $  (24,200)
                                                                (24,200)

         NATURAL RESOURCES                   -0.2%
(500)    Beta Oil & Gas                             $   (4,050)
                                                                 (4,050)


         RETAIL                             -13.4%
(850)    Best Buy                                   $  (54,910)
(14800)  Delias                                       (107,448)
(12360)  Restoration Hardware                          (70,081)
                                                               (232,439)

         TECHNOLOGY                         -21.8%
(3500)   Blue Martini Software                      $  (10,010)
(3000)   Cellstar                                       (6,450)
(3250)   Corel                                          (9,068)
(1150)   Emulex                                        (45,207)
(6100)   Interwoven                                   (111,935)
(3000)   Palm                                          (18,330)
(1750)   Saba Software                                 (26,828)
(7750)   Speechworks                                  (115,398)
(2250)   Terayon Communication                         (12,578)
(1150)   Yahoo                                         (22,483)
                                                               (378,284)

         TOTAL                              -43.3%            $(752,193)







            CENTURION COUNSEL MARKET NEUTRAL FUND

                     STATEMENT OF OPERATIONS
              For the Six Months Ended June 30, 2001


INVESTMENT INCOME

Dividends                                        $   2,709
Interest                                            19,094

   Total investment income                       $  21,803


EXPENSES

Investment advisory fees              $   8,253
Distribution expenses                     5,335
Registration and filing fees              1,488
Fund accounting fees                     12,678
Custodian fees and expenses               3,077
Audit fees and expenses                   2,976
Directors' fees and expenses              3,243
Transfer agent fees                         543
Insurance                                   990
Other expenses                            1,073

  Total Expenses                                   39,656

Fees and Expenses Absorbed by
Investment Advisor                                 (8,240)

  Net Expenses                                     31,417

  Net investment income (loss)                     (9,613)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT SECURITIES

Net realized gain from investments                123,504
Change in unrealized depreciation on
investments for the year                          (84,710)

Net realized and unrealized gain from
investments                                        38,794

Net Increase in net assets resulting
from operations                                 $  29,180


The accompanying notes are an integral part of the financial statements






            CENTURION COUNSEL MARKET NEUTRAL FUND
             STATEMETNS OF CHANGES IN NET ASSETS
       FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND 2000



                                       June 30,     December 31,
                                          2001           2000



INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

Net investment income (loss)             $   (9,613)   $      (271)
Net realized gain (loss) on investments     123,504        424,943
Net change in unrealized depreciation on
investments                                 (84,710         47,042
                                         __________    ___________

  Net increase (decrease) in net assets
  resulting from operations                  29,180       471,714


CAPITAL SHARE TRANSACTION: (NOTE 5)
Increase from capital shares sold           213,766        134,448
Decrease from capital shares redeemed       (38,812)      (691,357)
                                         ___________    ___________
Net decrease from capital
share transactions                          174,954       (556,909)
                                         ___________    ___________

Total increase/decrease in net assets       204,135        (85,195)

NET ASSETS
Beginning of year                          1,533,421     1,618,616

End of year (includes no undistributed
investment income)                        $1,737,556    $1,533,421
                                          ==========    ==========






NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

	At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

	At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last quoted sales price on that exchange where such securities are primarily traded. Securities traded in the over-the-counter market are valued at the last sales price. Over-the-counter and listed securities that have not been traded on a certain day are valued at the average between the last bid and asked price. If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's Board of Directors. Debt securities
are valued in accordance with the procedures above.   Short-term
securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less, or at market value if maturity is greater than 60 days.


Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforwards totaling $558,523, which begin to expire in 2003.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At June 30, 2001, the Fund had cash on deposit at one financial institution of $141,426. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. NET ASSETS

At June 30, 2001, net assets consisted of:

Net proceeds from capital stock	                       $ 2,988,320
Unrealized depreciation of securities	                    (391,970)
Unrealized depreciation of covered call options written         (4,467)
Excess distributions over accumulated net income	        (374,758)
Undistributed net realized loss from security transactions    (479,568)

                                                           $ 1,737,556

NOTE 3. OPTIONS WRITTEN

As of June 30, 2001, portfolio securities valued at $505,582 were held by the custodian in connection with covered call options written by the Fund. Transactions in options written during the six months ended June 30, 2001 were as follows:

                                           Number of       Premiums
                                           Contracts       Received

Options outstanding at December 31, 2000        168      $   39,040
Options written                                 931         191,522
Options terminated in closing purchases         (22)         (8,012)
Options expired                                (821)       (172,872)

Options outstanding at June 30, 2001            256      $   49,768

NOTE 4. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200
million and 0.50% on amounts over $1 billion.   These fees are computed
daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the six months ended June 30, 2001 Centurion earned investment management fees of $8,253 and it waived $8,239 of the advisory fee.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the six months ended June 30, 2001, no shares of Class A shares were sold. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.


Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the six months ended June 30, 2001, 22,037 shares were sold and there were no redemptions of Class B shares, accordingly, CISI did not collect any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended June 30, 2001, CISI received servicing and distribution fees from the Fund of $5,041.

CISI also executes some of the Fund's portfolio transactions.
During the six months ended June 30, 2001, CISI received commissions of $38,368 from the Fund for this service.


Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the six months ended June 30, 2001, CGI earned
$543 of transfer agent fee.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the six months ended
June 30,2001, CGI received accounting fees of $9,000 from the Fund.


The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) were $1,714,863 and $1,353,186, respectively. Net gain on investments for the six months ended June 30,2001 was $38,794.
That amount represents the net increase in value of investments held during the year. The components are as follows:

              		   Realized   	Unrealized           Net
	Long Position	$  (108,973)     $  127,048    $    18,075
	Covered Calls
        Written              62,968         (15,220)        47,748
	Short Position        169,509        (196,538)       (27,029)
		             $  123,504    $    (84,710)     $  38,794

As of June 30, 2001, the unrealized depreciation on investments consists of gross unrealized gains of $106,400 and gross unrealized losses of $502,837.

NOTE 6. CAPITAL SHARE TRANSACTIONS

As of June 30, 2001, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the six months ended June 30, 2001 and year ended December 31, 2000 were as follows:

	                        2001                         2000
                       Shares          Amount        Shares         Amount
Class A shares:
  Shares sold	         -             $   -	       -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -           -                -
                         -                 -           -                -
Shares redeemed          -                 -           -                -

   Net increase          -             $   -           -            $   -

Class B shares:
Shares sold           22,038           $ 93,658        -            $   -
Shares issued in
   reinvestment
   of dividends          -                 -           -                -
                         -                 -           -                -
Shares redeemed          -                 -           -                -

   Net increase	    22,038           $ 93,658        -            $   -

Class C shares:
  Shares sold            995           $  4,000        0         $         0
Shares issued in
   reinvestment
   of dividends	        -                   -            -                -
                           0                 0             0                 0
Shares redeemed      (7,253)           (30,312)	    (189,124)         (594,698)

  Net decrease   $   (6,258)      $    (26,312)   $ (189,124)     $   (594,698)

Class D shares:
Shares sold          27,311       $    116,108    $   35,411      $    134,448
Shares issued in
   reinvestment
   of dividends	         -                -              0                 0
                                                       35,411           134,448

Shares redeemed	   (1,958)            (8,500)       (26,176)          (96,659)

   Net decrease  $   25,353    $       107,608     $    9,235   $        37,789


NOTE 7. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:

                                          Class A
                                          Shares

Per Share Operating Performance:         June 30   2000   1999     1998
"Net asset value, beginning of period"    $4.03   $2.92   $3.04    $3.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                   -      -      -       0.02
Net gains  (losses) on investments
(both realized and unrealized)(d)          0.08   1.11   -0.12    -0.33

Total From Investment Operation            0.08   1.11   -0.12    -0.31

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income         -      -         -     -
Distributions from capital gains	     -      -         -     -

Total Distributions                          -      -         -     -

Net asset value, end of period            $4.11  $4.03   $2.94    $3.04

TOTAL RETURN (e)                           1.98% 21.35% -3.95%   -8.28%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
($000 Omitted)                            $ 10    $ 10      $  7    $   8
Ratios to net assets
Expenses, before waiver of fees            4.39%  4.61%   4.05%    3.47%
Expenses, after waiver of fees             3.40%  3.32%   2.87%    3.47%
Net investment income                     -2.47% -0.02%  -3.45%    0.67%
Portfolio Turnover Rate	                 530.67%532.12% 447.63%  522.88%
Number of Shares Outstanding
at End of Period (000 Omitted)              3        3      3        3


                                          Class A
                                          Shares

Per Share Operating Performance:          1997(c)
"Net asset value, beginning of period"    $3.65


INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                 -
Net gains  (losses) on investments
(both realized and unrealized)(d)        -0.30

Total From Investment Operation          -0.30

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income       -
Distributions from capital gains	   -

Total Distributions                        -

Net asset value, end of period           $3.35

TOTAL RETURN (e)                         -8.47%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
($000 Omitted)                           $  8
Ratios to net assets
Expenses, before waiver of fees           2.38%
Expenses, after waiver of fees            2.15%
Net investment income                     0.64%
Portfolio Turnover Rate	                234.67%
Number of Shares Outstanding
at End of Period (000 Omitted)             3





                                     Class B
                                      Shares

                                      June 30,

Per Share Operating Performance:	    2001     2000    1999    1998

"Net asset value, beginning of period"  $3.96    $2.86   $3.00  $3.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)               -        -     -0.02  -0.01
Net gains  (losses) on investments
(both realized and unrealized)(d)        0.08     1.10  -0.12  -0.32

Total From Investment Operation          0.08     1.10  -0.14  -0.33

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income      -         -     -      -
Distributions from capital gains	      -         -     -      -

Total Distributions                       -         -     -      -

Net asset value, end of period          $4.04    $3.96  $2.86   $3.00

TOTAL RETURN (e)                         2.02%   38.46%-4.67%  -9.91%
RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                          $90      $  1  $  -     $   1
Ratios to net assets
Expenses, before waiver of fees         5.15%    5.34% 4.72%    4.14%
Expenses, after waiver of fees          4.15%    4.05% 3.54%    4.14%
Net investment income                  -2.65%   -0.02%-4.12%    0.04%
Portfolio Turnover Rate	              530.67%  532.12%447.63%  522.88%
Number of Shares Outstanding
	at End of Period (000 Omitted)     -       -        -       -





                                       Class B
                                       Shares

Per Share Operating Performance:	      1997(c)

"Net asset value, beginning of period"    $3.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                   -
Net gains  (losses) on investments
(both realized and unrealized)(d)         -0.32

Total From Investment Operation           -0.32

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income         -
Distributions from capital gains	         -

Total Distributions                          -

Net asset value, end of period             $3.33

TOTAL RETURN (e)                           -4.39%
RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                             $  1
Ratios to net assets
Expenses, before waiver of fees            2.84%
Expenses, after waiver of fees             2.60%
Net investment income                      0.19%
Portfolio Turnover Rate	                 234.67%
Number of Shares Outstanding
	at End of Period (000 Omitted)     -

                                    Class C Shares (a)


                                      June 30,

Per Share Operating Performance:	    2001     2000     1999   1998

"Net asset value, beginning of period"   $3.96   $2.86     $2.99  $3.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                 -      -       -0.02  -0.01
Net gains  (losses) on investments
(both realized and unrealized) (d)	      0.08   1.10     -0.11  -0.33

Total From Investment Operation           0.08   1.10     -0.13  -0.34

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income       -        -         -     -
Distributions from capital gains           -        -         -     -

Total Distributions                        -        -         -     -
"Net asset value, end of period           $4.04  $3.96     $2.86   $2.99

TOTAL RETURN (e)                           2.02% 38.46%    -4.35% -10.25%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                            $ 989 $  995     $1,259  $4,166
Ratios to net assets
Expenses, before waiver of fees            5.14%  5.35%     4.80%   3.34%
Expenses, after waiver of fees             4.15   4.07%     3.62%   3.34%
Net investment income                     -2.65% -0.02%     4.20%  33.00%
Portfolio Turnover Rate	                 530.67%532.12%   447.63% 522.88%
Number of Shares Outstanding
At End of Period (000 Omitted)              245    251      440    1,392


                                       Class C Shares (a)


Per Share Operating Performance:	      1997      1996

"Net asset value, beginning of period"	$3.51     $3.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                -0.01     -0.03
Net gains  (losses) on investments
(both realized and unrealized) (d)	      -0.17      0.20

Total From Investment Operation           -0.18      0.17

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income        -         -
Distributions from capital gains            -         -

Total Distributions                         -         -
"Net asset value, end of period           $3.33    $3.51

TOTAL RETURN (e)                          -5.13%    5.16%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                           $7,288   $7,855
Ratios to net assets
Expenses, before waiver of fees            3.14%   3.54%
Expenses, after waiver of fees             2.91%   3.54%
Net investment income                     -0.11%  -0.43%
Portfolio Turnover Rate	                 234.67% 129.20%
Number of Shares Outstanding
At End of Period (000 Omitted)            2,191   2,241



                                                Class D
                                                Shares
                                     June 30,

Per Share Operating Performance:      2001   2000      1999    1998

Net asset value, beginning of period  $4.10    $2.95    $3.05   $3.36

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)              -        -       0.01    0.02
Net gains  (losses) on investments
(both realized and unrealized) (d)     0.09     1.15    -0.11   -0.33

Total From Investment Operation        0.09     1.15    -0.10   -0.31

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income    -         -        -       -
Distributions from capital gains        -         -        -       -

Total Distributions                     -         -        -       -

Net asset value, end of period       $4.19     $4.10    $2.95   $3.05

TOTAL RETURN (e)                      2.20%    38.98%   -3.28   -8.09%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
($000 Omitted)                       $646      $  527    $352    $760
Ratios to net assets
Expenses, before waiver of fees       4.14%     4.35%   3.80%  2.96%
Expenses, after waiver of fees        3.15%     3.07%   2.62%  2.96%
Net investment income                -2.15%    -0.02%  -3.20%  0.85%
Portfolio Turnover Rate	            530.67%   532.20% 447.63% 522.38%
Number of Shares Outstanding
at End of Period (000 Omitted)         154      129     119      249


                                               Class D
                                                Shares

Per Share Operating Performance:           1997    1996 (b)

Net asset value, beginning of period       $ 3.51  $ 3.46

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                   0.01       -
Net gains  (losses) on investments
(both realized and unrealized) (d)          -0.16    0.05

Total From Investment Operation             -0.15    0.05

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income         -        -
Distributions from capital gains             -        -

Total Distributions                          -        -

Net asset value, end of period             $ 3.36  $ 3.51

TOTAL RETURN (e)                            -4.27%  5.16%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted) $  972  $ 1,839
Ratios to net assets
Expenses, before waiver of fees            2.20%   2.13%
Expenses, after waiver of fees             1.97%   2.13%
Net investment income                      0.82%   0.00%
Portfolio Turnover Rate	                 234.67% 129.20%
Number of Shares Outstanding
at End of Period (000 Omitted)            290      524


(a) All capital shares issued and outstanding as of November 6, 1996 were reclassified as Class C Shares
(b)   For the period December 9, 1996 (effective date) to December 31, 1996.
(c)   For the period January 7, 1997 (first sale date) to December 31, 1997.
(d) Allocated between Net Investment Income and Net Gains or (Losses) on Securities based on monthly weighted average shares outstanding.
(e) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.